Revenue and Expenses - Data Used for Calculation of Basic and Diluted Earnings Per Share (Details) - EUR (€) shares in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Profit attributable to ordinary equity holders of parent
Profit attributable to ordinary equity holders of the parent from continuing operations	€ 1,142	€ 3,331	€ 3,132
Adjustment for the coupon corresponding to undated deeply subordinated securities	(379)	(540)	(374)
Tax effect	97	138	97
Adjustment for the financial expense of the debt component of the mandatorily convertible notes	0	0	1
Total profit attributable to ordinary equity holders of the parent for basic and diluted earnings per share from continuing operations	€ 860	€ 2,929	€ 2,856
Number of shares (thousands)
Weighted average number of ordinary shares (excluding treasury shares) for basic earnings per share	5,119,138	5,126,575	5,110,188
Adjustment for mandatorily convertible notes (in shares)	0	0	0
Adjusted number of shares for basic earnings per share (excluding treasury shares)	5,119,138	5,126,575	5,110,188
Telefónica, S.A. share option plans (in shares)	4,766	663	0
Weighted average number of ordinary shares outstanding for diluted earnings per share	5,123,904	5,127,238	5,110,188